Average Annual Total Returns - BTS Tactical Fixed Income Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BTS Tactical Fixed Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	(0.90%)	(1.90%)	0.38%
BTS Tactical Fixed Income Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.63%)	(3.16%)	(0.87%)
BTS Tactical Fixed Income Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.54%)	(1.95%)	(0.23%)
BTS Tactical Fixed Income Fund Class A Shares | Return without a sales load
Prospectus [Line Items]
Average Annual Return, Percent	2.96%	(1.14%)	0.89%
BTS Tactical Fixed Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	2.21%	(1.88%)	0.14%
BTS Tactical Fixed Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	3.11%	(0.91%)	1.14%
BTS Tactical Fixed Income Fund Class R Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	2.58%	(1.40%)	0.64%